Subsidiary undertakings, joint ventures and associates - Disclosure of interests in associates (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of associates [line items]
Par value per share (GBP per share)	£ 0.1243129
Share of post-tax results of joint ventures and associates	£ 73	£ 37	£ 171
Impairment	(303)	0
Aggregated individually immaterial associates and joint ventures
Disclosure of associates [line items]
Share of post-tax results of joint ventures and associates	24	25
Impairment	(303)	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method	£ (279)	£ 25
Joint Radio Company Limited
Disclosure of associates [line items]
Proportion of ownership interest in associate	25.00%
Clean Line Energy Partners LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	32.00%
Connecticut Yankee Atomic Power Company
Disclosure of associates [line items]
Proportion of ownership interest in associate	19.50%
Direct Global Power, Inc.
Disclosure of associates [line items]
Proportion of ownership interest in associate	26.00%
Energy Impact Fund LP
Disclosure of associates [line items]
Proportion of ownership interest in associate	9.41%
KHB Venture LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	33.33%
Maine Yankee Atomic Power Company
Disclosure of associates [line items]
Proportion of ownership interest in associate	24.00%
New York Transco LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	28.30%
The Hive IV, LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	28.20%
Yankee Atomic Electric Company
Disclosure of associates [line items]
Proportion of ownership interest in associate	34.50%
Energis plc
Disclosure of associates [line items]
Proportion of ownership interest in associate	33.06%
Electralink Limited
Disclosure of associates [line items]
Proportion of ownership interest in associate	27.04%
A Ordinary shares | National Grid Electricity Transmission plc | Joint Radio Company Limited
Disclosure of associates [line items]
Number of shares held in joint venture (in shares)	1
Par value per share (GBP per share)	£ 0.50